Related Party Transactions	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020
Related Party Transactions

12. Related Party Transactions

The Company considers its senior executives, employees and equity method investments to be related parties. A substantial portion of the Company’s management and advisory fees and carried interest allocations is earned from various StepStone Funds that are considered equity method investments. The Company earned net management and advisory fees from the StepStone Funds of $41.3 million and $38.1 million for the three months ended December 31, 2020 and 2019, respectively, and $126.4 million and $96.0 million for the nine months ended December 31, 2020 and 2019, respectively. Carried interest allocation revenues earned from the StepStone Funds totaled $176.7 million and $4.7 million for the three months ended December 31, 2020 and 2019, respectively, and $214.3 million and $129.0 million for the nine months ended December 31, 2020 and 2019, respectively.

Due from affiliates in the condensed consolidated balance sheets consists primarily of fees and accounts receivable from the StepStone Funds, advances made on behalf of the StepStone Funds for the payment of certain organization and operating costs and expenses for which the Company is subsequently reimbursed, and amounts due from employees.

Due to affiliates in the condensed consolidated balance sheets consists primarily of amounts payable to certain non-controlling interest holders in connection with the Tax Receivable Agreements, amounts payable to StepStone Funds and distributions payable to certain employee equity holders of consolidated subsidiaries, as set forth below.

	As of
	December 31, 2020	March 31, 2020
Amounts payable to non-controlling interest holders in connection with Tax Receivable Agreements	$50,720	$—
Amounts payable to StepStone Funds	925	6
Distributions payable to certain employee equity holders of consolidated subsidiaries	3,572	3,568

Total due to affiliates	$55,217	$3,574

StepStone Group LP
Related Party Transactions
12.	Related Party Transactions

The Company considers its senior executives, employees and equity method investments to be related parties. A substantial portion of the Company’s management and advisory fees and carried interest allocations is earned from various StepStone Funds that are considered equity method investments. The Company earned net management and advisory fees from the StepStone Funds of $134.6 million, $92.8 million and $61.7 million for the years ended March 31, 2020, 2019 and 2018, respectively. Carried interest allocation revenues earned from the StepStone Funds totaled $208.0 million, $63.9 million and $121.8 million for the years ended March 31, 2020, 2019 and 2018, respectively.

Due from affiliates in the consolidated balance sheets consists primarily of fees and accounts receivable from the StepStone Funds, advances made on behalf of the StepStone Funds for the payment of certain organization and operating costs and expenses for which the Company is subsequently reimbursed, and amounts due from employees.

Due to affiliates in the consolidated balance sheets consists primarily of amounts for distributions payable to certain employee equity holders of consolidated subsidiaries.